Changes in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 12,163	¥ 11,691
Addition	13,467	13,553
Utilization	(12,922)	(12,503)
Other	(1,818)	(578)
Balance at end of year	¥ 10,890	¥ 12,163